Debt and Convertible Preferred Stock Warrants - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Apr. 30, 2021	Apr. 01, 2021	Jul. 31, 2020	Dec. 31, 2016	Apr. 30, 2021	Jul. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2022	Sep. 30, 2021
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit	$ 5,900,000							$ 5,900,000	$ 5,900,000	$ 5,900,000
Long term debt date upto which the facility is available								Mar. 31, 2022		Mar. 31, 2022
Gain loss on extinguishment of debt										$ (1,027,000)	$ 0	$ 0
Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt									0	0	2,586,000
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit	$ 5,947,000							$ 5,947,000	$ 5,947,000	5,947,000	5,947,000
SVB And Hercules Capital Inc [Member] | Common Stock And Additional Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights exercise price per share			$ 4.43
Class of warrants or rights number of shares covered by the warrants or rights			4.43
Class of warrants or rights month of expiry			2033-04
SVB And Hercules Capital Inc [Member] | Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights number of shares covered by the warrants or rights			213,328
Fair value of warrants per share			$ 6.08
Stock shares issued during the period on exercise of warrants									213,328
Adjustment to additional paid in capital shares issued upon exercise of warrants value									$ 1,300,000
SVB And Hercules Capital Inc [Member] | Additional Common Stock Warrants [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Class of warrants or rights number of shares covered by the warrants or rights			53,332
Loan And Security Agreement [Member] | Silicon Valley Bank [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt date of maturity					2022-12
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Growth Capital Advance [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value					$ 3,900,000
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Growth Capital Advance [Member] | Prime Rate [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value					3,900,000
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity					$ 25,000,000
Loan revolver borrower capacity as percentage of inventory balance					60.00%
Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity					$ 6,000,000
Amendment To The Loan And Security Agreement [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Gain loss on extinguishment of debt										$ 1,000,000
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Loan revolver borrower capacity as percentage of inventory balance	65.00%							65.00%	65.00%	65.00%
Line of credit commitent fees percentage on unsed amount									0.20%
Letter of credit outstanding	$ 3,100,000							$ 3,100,000	$ 3,100,000	$ 3,100,000
Credit card outstanding	$ 1,500,000							$ 1,500,000	$ 3,500,000	$ 3,500,000
Long term debt variable interest rate percentage	3.25%							3.25%	3.25%	3.25%
Line of Credit Facility, Expiration Date								Mar. 31, 2023		Mar. 31, 2023
Debt instrument terms of interest payment								Interest on the Loan Revolver is payable monthly in arrears.		Interest on the Loan Revolver is payable monthly in arrears
Debt instrument effective interest rate percentage	3.85%							3.85%	3.85%	3.85%
Minimum liquidity to be maintained	$ 45,000,000							$ 45,000,000	$ 45,000,000	$ 45,000,000
Amendment To The Loan And Security Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit maximum borrowing capacity	$ 10,000,000							$ 10,000,000	10,000,000	10,000,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument face value			$ 60,000,000						$ 60,000,000	$ 60,000,000
Long term debt variable interest rate percentage	8.75%							8.75%	8.75%	8.75%
Other Long-term Debt	$ 60,000,000							$ 60,000,000	$ 60,000,000	$ 60,000,000
Debt instrument variable interest rate spread	5.50%									5.50%
Debt instrument maturity start date	Nov. 01, 2022									Nov. 01, 2022
Debt instrument frequency of periodic payment						30				30
Long term debt balloon payment percentage													6.75%
Long Term Debt Commitement By Lender									6.75%	6.75%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Maximum [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage	14.44%							14.44%	14.44%	14.44%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Minimum [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage	11.39%							11.39%	11.39%	11.39%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | SVB [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long Term Debt Commitement By Lender									51.00%	51.00%			51.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Hercules Capital Inc [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long Term Debt Commitement By Lender									49.00%	49.00%			49.00%
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche One [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt		$ 25,000,000				$ 25,000,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Two [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Other Long-term Debt														$ 25,000,000
Mezanine And Loan And Security Agreement [Member] | SVB And Hercules Capital Inc [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Line of credit									$ 10,000,000	$ 10,000,000
Other Long-term Debt									$ 10,000,000	$ 10,000,000
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt variable interest rate percentage		5.50%		5.50%		5.50%	5.50%
Debt instrument variable interest rate spread		2.25%		1.25%
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche One [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Proceeds from other long term debt											20,000,000
Repayment of other long term debt						$ 20,000,000
Triple Point Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Two [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Proceeds from other long term debt											$ 20,000,000
Repayment of other long term debt							$ 20,000,000
Atel Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt term									36 months	36 months
Atel Loan Facility [Member] | Triple Point Venture Growth BDC Corp And Its Affiliates [Member] | Tranche Four [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Long term debt term									36 months	36 months
Atel Loan Facility [Member] | Atel [Member] | Tranche Three [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage	19.23%							19.23%	19.23%	19.23%
Other Long-term Debt	$ 1,300,000							$ 1,300,000	$ 1,500,000	$ 1,500,000
Long term debt month of maturity								2023-04		2023-04
Atel Loan Facility [Member] | Atel [Member] | Tranche Four [Member]
Debt And Convertible Preferred Stock Warrants [Line Items]
Debt instrument effective interest rate percentage	19.23%							19.23%	19.23%	19.23%
Other Long-term Debt	$ 200,000							$ 200,000	$ 300,000	$ 300,000
Long term debt month of maturity								2023-05		2023-05